Net Earnings per Common Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Net Earnings per Common Share

Note 3 – Net Earnings per Common Share

Basic earnings per common share are computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income by the effect of the issuance of potential common shares that are dilutive and by the sum of the weighted-average number of shares of common stock outstanding. Anti-dilutive potential common shares (options and warrants) are excluded from the diluted earnings per share computation. There were no antidilutive securities for the three months ended June 30, 2015. Antidilutive securities totaled 102,397 for the six months ended June 30, 2015. There were no antidilutive securities for the three and six months ended June 30, 2014.

The reconciliation of the components of the basic and diluted earnings per share is as follows.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
Net earnings available to common shareholders	$2,256	1,138	$4,177	2,181

Weighted average common shares outstanding	9,438,541	5,739,173	8,574,900	5,748,154
Dilutive effect of stock options	54,014	11,938	44,096	10,908
Dilutive effect of directors’ shares	5,353	—	5,305	—
Dilutive effect of performance share awards	71,787	42,333	63,685	42,172

Diluted common shares	9,569,695	5,793,444	8,687,986	5,801,234

Basic earnings per common share	$0.24	0.20	$0.49	0.38
Diluted earnings per common share	$0.24	0.20	$0.48	0.38